Policyholder liabilities and unallocated surplus - Movement in policyholder liabilities and unallocated surplus of with-profits funds (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	$ 165,555	$ 132,756
Policyholder liabilities on the balance sheet	144,733	116,129
Unallocated surplus of with-profits funds on the balance sheet	5,217	4,750
Group's share of policyholder liabilities of joint ventures and associates	15,605	11,877
New business	7,200	5,252
In-force	14,788	15,508
Premiums	21,988	20,760
Surrenders	(4,904)	(4,730)
Maturities/deaths/other claim events	(3,454)	(2,565)
Net flows	13,630	13,465
Shareholders' transfers post-tax	(134)	(116)
Investment-related items and other movements	(109)	17,342
Foreign exchange translation differences	(1,688)	2,108
Ending Balance	177,254	165,555
Policyholder liabilities on the balance sheet	151,915	144,733
Unallocated surplus of with-profits funds on the balance sheet	5,384	5,217
Group's share of policyholder liabilities of joint ventures and associates	19,955	15,605
Average policyholder liability balances	166,104	144,172
Discontinued US operations
Analysis of movements in policyholder liabilities and unallocated surplus
Policyholder liabilities on the balance sheet	296,513	269,549
Policyholder liabilities on the balance sheet		296,513
With-profits business
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	86,410	70,308
Policyholder liabilities on the balance sheet	81,193	65,558
Unallocated surplus of with-profits funds on the balance sheet	5,217	4,750
New business	1,990	1,338
In-force	7,096	8,393
Premiums	9,086	9,731
Surrenders	(844)	(797)
Maturities/deaths/other claim events	(2,116)	(1,595)
Net flows	6,126	7,339
Shareholders' transfers post-tax	(134)	(116)
Investment-related items and other movements	2,499	8,127
Foreign exchange translation differences	(899)	752
Ending Balance	94,002	86,410
Policyholder liabilities on the balance sheet	88,618	81,193
Unallocated surplus of with-profits funds on the balance sheet	5,384	5,217
Average policyholder liability balances	$ 84,905	$ 73,375
Shareholder-backed
Analysis of movements in policyholder liabilities and unallocated surplus
Percentage rate of surrender	5.10%	6.30%
Unit-linked
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	$ 32,506	$ 28,850
Policyholder liabilities on the balance sheet	25,433	23,571
Group's share of policyholder liabilities of joint ventures and associates	7,073	5,279
New business	3,038	1,851
In-force	2,406	2,358
Premiums	5,444	4,209
Surrenders	(3,326)	(2,982)
Maturities/deaths/other claim events	(215)	(196)
Net flows	1,903	1,031
Investment-related items and other movements	897	2,107
Foreign exchange translation differences	(550)	518
Ending Balance	34,756	32,506
Policyholder liabilities on the balance sheet	25,651	25,433
Group's share of policyholder liabilities of joint ventures and associates	9,105	7,073
Average policyholder liability balances	33,631	30,678
Other business
Analysis of movements in policyholder liabilities and unallocated surplus
Beginning Balance	46,639	33,598
Policyholder liabilities on the balance sheet	38,107	27,000
Group's share of policyholder liabilities of joint ventures and associates	8,532	6,598
New business	2,172	2,063
In-force	5,286	4,757
Premiums	7,458	6,820
Surrenders	(734)	(951)
Maturities/deaths/other claim events	(1,123)	(774)
Net flows	5,601	5,095
Investment-related items and other movements	(3,505)	7,108
Foreign exchange translation differences	(239)	838
Ending Balance	48,496	46,639
Policyholder liabilities on the balance sheet	37,646	38,107
Group's share of policyholder liabilities of joint ventures and associates	10,850	8,532
Average policyholder liability balances	$ 47,568	$ 40,119